Financial Information of Parent Company Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 22,193	$ 29,863	$ 21,508
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	8,444	3,247	1,565
(Earnings) loss in equity method investment	35	(151)	(69)
(Gain) loss on foreign currency exchange forward contracts transfer to statements of operations	333	578	(52)
Allowance for doubtful accounts	75	685	445
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(468)	945	(1,063)
Accrued expenses and other payables	5,541	8,810	7,016
Deferred income	1,094	(270)	757
Net cash provided by operating activities	2,877	11,554	11,925
Cash flows from investing activities:
Purchase of non-current investment-held-to-maturity securities	(6,079)	(1,560)
Purchase of current investment-held-to-maturity securities	(5,253)	(15,213)	(12,104)
Proceeds from maturity of held-to-maturity securities	16,826	13,648
Payment for settlement of foreign currency forward exchange contracts	(339)	(388)
Purchase of term deposit	(5,000)		(10,000)
Cash received upon maturity of term deposit	5,000	5,000	1,465
Net cash used in investing activities	(32,281)	(11,339)	(30,483)
Cash flows from financing activities:
Proceeds from exercise of options	1,434	5,011	3,625
Repurchase of ordinary shares	(34,791)		(13)
Net cash provided by (used in) financing activities	(37,650)	96,225	2,673
Net (decrease) increase in cash and cash equivalents	(67,054)	96,440	(15,885)
Cash and cash equivalents at beginning of year	161,265	64,057	79,963
Cash and cash equivalents at end of year	96,170	161,265	64,057
Parent Company
Cash flows from operating activities:
Net income	22,193	29,863	21,508
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	8,444	3,247	1,565
(Earnings) loss in equity method investment	(30,106)	(33,139)	(22,755)
(Gain) loss on foreign currency exchange forward contracts transfer to statements of operations	333	578	(52)
Allowance for doubtful accounts	15
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	66	1,188	(552)
Amounts due from related parties	(73,788)	12,666	(5,222)
Amounts due to related parties	(2,819)	(6,789)	5,865
Accrued expenses and other payables	(18)	(375)	151
Deferred income	1,094	(270)	757
Net cash provided by operating activities	(74,586)	6,969	1,265
Cash flows from investing activities:
Purchase of non-current investment-held-to-maturity securities	(6,079)	(1,560)
Purchase of current investment-held-to-maturity securities	(5,253)	(15,213)	(12,104)
Proceeds from maturity of held-to-maturity securities	16,826	13,648
Purchase of businesses and increased investment in subsidiaries		(42,001)
Payment for settlement of foreign currency forward exchange contracts	(339)	(388)
Purchase of term deposit	(5,000)		(10,000)
Cash received upon maturity of term deposit	5,000	5,000
Net cash used in investing activities	5,155	(40,514)	(22,104)
Cash flows from financing activities:
Proceeds from exercise of options	1,434	5,011	3,625
Repayment of advance received for option granted	1,210
Repurchase of ordinary shares	(34,791)		(13)
Proceeds from issuance of ordinary shares upon share offering in 2009			3,624
Payment for issuance costs in connection with share offering in 2009		(220)	(712)
Proceeds from issuance of ordinary shares upon share offering in 2010		89,816
Payment for issuance costs in connection with share offering in 2010	(52)	(507)
Net cash provided by (used in) financing activities	(32,199)	94,100	6,524
Net (decrease) increase in cash and cash equivalents	(101,630)	60,555	(14,315)
Cash and cash equivalents at beginning of year	102,832	42,277	56,592
Cash and cash equivalents at end of year	$ 1,202	$ 102,832	$ 42,277